Shareholder Report	12 Months Ended	56 Months Ended	110 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004003
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Investor Class
Trading Symbol	PRITX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Investor Class)	23.11%	5.59%	5.40%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,840,992,000	$ 13,840,992,000	$ 13,840,992,000
Holdings Count | Holding	132	132	132
Advisory Fees Paid, Amount	$ 30,493,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,840,992 Number of Portfolio Holdings132
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004004
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Advisor Class
Trading Symbol	PAITX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Advisor Class)	22.83%	5.29%	5.13%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,840,992,000	$ 13,840,992,000	$ 13,840,992,000
Holdings Count | Holding	132	132	132
Advisory Fees Paid, Amount	$ 30,493,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,840,992 Number of Portfolio Holdings132
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004005
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	R Class
Trading Symbol	RRITX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$156	1.40%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (R Class)	22.42%	4.98%	4.79%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,840,992,000	$ 13,840,992,000	$ 13,840,992,000
Holdings Count | Holding	132	132	132
Advisory Fees Paid, Amount	$ 30,493,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,840,992 Number of Portfolio Holdings132
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159125
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	I Class
Trading Symbol	PRIUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Stock Fund (I Class)	23.33%	5.75%	6.36%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	6.01
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	6.39

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,840,992,000	$ 13,840,992,000	$ 13,840,992,000
Holdings Count | Holding	132	132	132
Advisory Fees Paid, Amount	$ 30,493,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,840,992 Number of Portfolio Holdings132
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219334
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Z Class
Trading Symbol	TRNZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Stock Fund (Z Class)	24.19%	13.05%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	13.05
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	10.85

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,840,992,000	$ 13,840,992,000	$ 13,840,992,000
Holdings Count | Holding	132	132	132
Advisory Fees Paid, Amount	$ 30,493,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,840,992 Number of Portfolio Holdings132
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless